CONCESSION ARRANGEMENTS RIGHTS (Tables)	12 Months Ended
Dec. 31, 2020
CONCESSION ARRANGEMENTS RIGHTS
Disclosure of balance of assets in concession agreements [text block]

	December 31, 2020		December 31, 2019
Financial assets at fair value (2)	Ps.	2,958,385	Ps.	2,706,030
Financial asset at amortized cost net (1) (2)		6,769,123		4,325,886
Intangible asset		9,187,564		7,521,488
Total assets in concession contracts	Ps	18,915,072	Ps.	14,553,404
(1)	At December 31, 2020 and 2019, the balance of the financial asset at amortized cost includes an impairment expense of Ps. 1,759 and Ps. 1,176 respectly, see note 16.1.
(2)	See note 12, “Other accounts receivables”.

Disclosure of detailed information about service concession arrangements [text block]

	Gas and Energy		Infrastructure		Total
Balance at January 01, 2018	Ps.	2,282,611	Ps.	1,249,072	Ps.	3,531,683
Additions or new concession arrangements		—		1,361,261		1,361,261
Collections during the year		—		(22,803)		(22,803)
Adjustment to fair value credited to income		205,803		—		205,803
Accrued interest		—		43,137		43,137
Impairment expense		—		(398)		(398)
Balance at December 31, 2018	Ps.	2,488,414	Ps.	2,630,269	Ps.	5,118,683
Additions or new concession arrangements		—		1,495,035		1,495,035
Collections during the year		—		(23,674)		(23,674)
Adjustment to fair value credited to income		217,616		—		217,616
Accrued interest		—		225,432		225,432
Impairment expense		—		(1,176)		(1,176)
Balance at December 31, 2019	Ps.	2,706,030	Ps.	4,325,886	Ps.	7,031,916
Additions or new concession arrangements (1)		—		2,203,309		2,203,309
Collections during the year		—		(24,070)		(24,070)
Adjustment to fair value credited to income		252,355		—		252,355
Accrued interest		—		265,757		265,757
Impairment expense		—		(1,759)		(1,759)
Balance at December 31, 2020	Ps.	2,958,385	Ps.	6,769,123	Ps.	9,727,508
(1)	Includes the progress of construction the Covipacifico and Covioriente concession.

Disclosure of detailed information about intangible assets [text block]

The following table shows the movements of the main concession arrangements in Grupo Aval’s subsidiaries under intangible assets during years ended at December 31, 2020,  2019 and 2018:

Cost	Gas and energy		Infrastructure		Total
Balance at January 01, 2018	Ps.	2,546,056	Ps.	2,115,577	Ps.	4,661,633
Additions		428,375		1,617,306		2,045,681
Reclassification to PPE		25,840		—		25,840
Withdrawals		(1,250)		(124)		(1,374)
Effect of movements in exchange rates		33,993		—		33,993
At December 31, 2018	Ps.	3,033,014	Ps.	3,732,759	Ps.	6,765,773
Additions		760,982		1,525,013		2,285,995
Reclassification to PPE		407		—		407
Withdrawals (2)		(10,299)		(763,518)		(773,817)
Effect of movements in exchange rates		1,434		—		1,434
At December 31, 2019	Ps.	3,785,538	Ps.	4,494,254	Ps.	8,279,792
Additions		863,910		1,001,985		1,865,895
Reclassification to PPE		582		—		582
Transfer to non-current assets held for sale		(769)		—		(769)
Withdrawals		(10,520)		(384)		(10,904)
Effect of movements in exchange rates		16,149		—		16,149
At December 31, 2020	Ps.	4,654,890	Ps.	5,495,855	Ps.	10,150,745

Accumulated Amortization	Gas and energy		Infrastructure		Total
At December 31, 2017	Ps.	(369,893)	Ps.	(557,624)	Ps.	(927,517)
Amortization of the year		(129,509)		(170,701)		(300,210)
Reclassification to PPE		(665)		—		(665)
Withdrawals (1)		147		(21,230)		(21,083)
Effect of movements in exchange rates		(1,817)		—		(1,817)
At December 31, 2018	Ps.	(501,737)	Ps.	(749,555)	Ps.	(1,251,292)
Amortization of the year		(140,488)		(108,216)		(248,704)
Reclassification to PPE		7		—		7
Withdrawals (1)(2)		2,964		741,226		744,190
Effect of movements in exchange rates		(473)		—		(473)
At December 31, 2019	Ps.	(639,727)	Ps.	(116,545)	Ps.	(756,272)
Amortization of the year		(183,701)		(20,730)		(204,431)
Transfer to non-current assets held for sale		148		—		148
Withdrawals		4,131		349		4,480
Effect of movements in exchange rates		(1,868)		—		(1,868)
At December 31, 2020	Ps.	(821,017)	Ps.	(136,926)	Ps.	(957,943)

Impairment loss	Gas and energy		Infrastructure		Total
At December 31, 2018	Ps.	—	Ps.	—	Ps.	—
Impairment charge		—		(2,032)		(2,032)
At December 31, 2019	Ps.	—	Ps.	(2,032)	Ps.	(2,032)
Impairment charge		(2,296)		(910)		(3,206)
At December 31, 2020	Ps.	(2,296)	Ps.	(2,942)	Ps.	(5,238)

Total Intangible Assets	Gas and energy		Infrastructure		Total
Balance at January 01, 2018	Ps.	2,176,163	Ps.	1,557,953	Ps.	3,734,116
Cost		486,958		1,617,182		2,104,140
Amortization (1)		(131,844)		(191,931)		(323,775)
Balance at December 31, 2018	Ps.	2,531,277	Ps.	2,983,204	Ps.	5,514,481
Cost		752,524		761,495		1,514,019
Amortization (1)		(137,990)		633,010		495,020
Impairment loss		—		(2,032)		(2,032)
Balance at December 31, 2019	Ps.	3,145,811	Ps.	4,375,677	Ps.	7,521,488
Cost		869,352		1,001,601		1,870,953
Amortization		(181,290)		(20,381)		(201,671)
Impairment loss		(2,296)		(910)		(3,206)
Balance at December 31, 2020	Ps.	3,831,577	Ps.	5,355,987	Ps.	9,187,564
(1)

In infrastructure, Proyectos de Infraestructura  PISA S.A. includes of Ps. 21,884 for 2019 and Ps. 21,230 for 2018 that was offset with a liability outstanding with Agencia Nacional de Infraestructura – (ANI), due to the settlement of the inspection reports with the ANI.

(2)	As of December 31, 2019, Concesionaria Vial de los Andes - Coviandes finished its operation and maintenance stage. The infrastructure was returned to the grantor.

Disclosure of Concession Contracts Granted to Subsidiaries and Other Related Parties [Text Block]

2020:

					Year of
Concession				Contract	construction	% progress	Concession
Owner	Business and country	Objective	Current stage	date	start	of construction	end date
Gas and Energy
Surtigas S.A. E.S.P.	Gas and Energy Colombia	Purchase, storage, packaging and distribution of gases derived from hydrocarbons.	Operation	03/1984 to 04/1994	1984	100%	2034 to 2045
Transmetano E.S.P. S.A.	Gas and Energy Colombia	Construction, operation and maintenance of gas transportation systems.	Operation	08/1994	1996	100%	2044
Promigas S.A. E.S.P.	Gas and Energy Colombia	Purchase, sale, transportation, distribution, exploitation and exploration of natural gas, oil and hydrocarbons in general.	Operation	05/1976 to 11/1994	1976	100%	2026 to 2044
Promioriente S.A. E.S.P.	Gas and Energy Colombia	Construction, operation and maintenance of gas pipelines.	Operation	09/1995	1995	100%	2045
Gases de Occidente S.A. E.S.P.	Gas and Energy Colombia	Transportation and distribution of liquefied petroleum gas and natural gas.	Operation	08/1998	1998	100%	2047
Compañía Energética de Occidente S.A. E.S.P.	Gas and Energy Colombia	Administrative, operational, technical and commercial management for the provision of electrical energy.	Construction and Operation	01/2010	2010	42.34%	2035
Sociedad Portuaria El Cayao S.A. E.S.P.	Gas and Energy Colombia	Construction, maintenance and administration of ports.	Operation	07/2015	2015	100%	2035
Gases del Pacífico S.A.C.	Gas and Energy Perú	Purchase, sale, production, commercialization of energy in any of its forms.	Construction and Operation	10/2013	2015	82%	2034
Gases del Norte del Perú S.A.C.	Gas and Energy Perú	Construction and distribution service of natural gas.	Construction	11/2019	2020	3%	2051
Infrastructure
Proyectos de Infraestructura S.A.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	12/1993	1994	100%	2033
Concesiones CCFC S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	06/1995	2001	100%	2024
Concesionaria Panamericana S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	12/1997	2009	100%	2035
Concesionaria Vial del Pacífico S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	09/2014	2018	61.47%	2043
Concesionaria Nueva Vía del Mar S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Preconstruction	01/2015	2022	4%	2044
Concesionaria Vial Andina S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	06/2015	2016	81.63%	2054
Concesionaria Vial Del Oriente S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	07/2015	2018	44.04%	2043